Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:

Year	Summary Compensation Table (SCT) Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average SCT Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(1)	TSR(4)	Net Income (in thousands)(5)

2024	$1,364,116	$1,359,582	$471,459	$469,830	$114	$23,671
2023	$1,283,098	$1,306,932	$449,628	$465,866	$114	$25,000
2022	$1,176,899	$1,179,170	$481,142	$480,209	$103	$28,783

Named Executive Officers, Footnote	Mr. Tomson was our PEO in 2024, 2023 and 2022. In 2024, the non-PEO NEOs were Messrs. McKim, Cole, Cosgrove and Fariello. In 2023 the non-PEO NEOs were Messrs. Krebs, McKim, Cole, Cosgrove and Fariello, and in 2022, the non-PEO NEOs were Messrs. Krebs, Cole, Cosgrove and Fariello.
Peer Group Issuers, Footnote	Cumulative TSR is calculated using the Corporation's common share price at the end and the beginning of the applicable measurement period assuming reinvestment is executed on the ex. dividend date.
PEO Total Compensation Amount	$ 1,364,116	$ 1,283,098	$ 1,176,899
PEO Actually Paid Compensation Amount	$ 1,359,582	1,306,932	1,179,170
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to PEO Compensation
	2024	2023	2022
Summary Compensation Table Total	$1,364,116	$1,283,098	$1,176,899
Minus Restricted Stock Awards from Summary Compensation Table	(220,053)	(210,038)	(181,517)
Plus Year-End Equity Value of Unvested Awards Granted During the Year	223,208	227,934	182,792
Plus Change in Value of Unvested Awards Granted in Prior Years	(7,689)	5,938	(2,710)
Plus Value of Awards Granted and Vested During Year	—	—	—
Plus Change in Value of Prior Years' Awards Vested During Year	—	—	—
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Plus Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest	—	—	3,706
Compensation Actually Paid	$1,359,582	$1,306,932	$1,179,170

Non-PEO NEO Average Total Compensation Amount	$ 471,459	449,628	481,142
Non-PEO NEO Average Compensation Actually Paid Amount	$ 469,830	465,866	480,209
Adjustment to Non-PEO NEO Compensation Footnote	To calculate average Compensation Actually Paid for the non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to non-PEO Compensation
	2024	2023	2022
Summary Compensation Table Total	$471,459	$449,628	$481,142
Minus Restricted Stock Awards from Summary Compensation Table	—	(76,539)	(75,035)
Plus Year-End Equity Value of Unvested Awards Granted During the Year	—	83,335	54,080
Plus Change in Value of Unvested Awards Granted in Prior Years	(2,998)	6,616	(1,027)
Plus Value of Awards Granted and Vested During Year	—	—	19,500
Plus Change in Value of Prior Years' Awards Vested During Year	1,369	2,826	(1,464)
Minus Value of Performance-Based Awards Forfeited During Year	—	—	—
Plus Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest	—	—	3,013
Compensation Actually Paid	$469,830	$465,866	$480,209

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	The following charts illustrate the relationship between compensation actually paid to the NEOs for 2022, 2023 and 2024, and each of the financial metrics stated therein.
Total Shareholder Return Amount	$ 114	114	103
Net Income (Loss)	$ 23,671,000	25,000,000	28,783,000
PEO Name	(1)Mr. Tomson
Additional 402(v) Disclosure	reported on the Corporation's consolidated financial statements.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (220,053)	(210,038)	(181,517)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,208	227,934	182,792
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,689)	5,938	(2,710)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	3,706
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(76,539)	(75,035)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	83,335	54,080
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,998)	6,616	(1,027)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	19,500
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,369	2,826	(1,464)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 3,013